Earnings per share (Tables)	12 Months Ended
Dec. 31, 2018
Earnings per share
Earnings per share
	2018	2017	2016
	£m	£m	£m
Profit/(loss) attributable to ordinary equity holders of the parent in respect of continuing and discontinued operations	1,394	(1,922)	1,623
Tax credit on profit after tax attributable to other equity instrument holders	203	174	128
Total profit/(loss) attributable to ordinary equity holders of the parent in respect of continuing and discontinued operations	1,597	(1,748)	1,751

Continuing operations
Profit attributable to ordinary equity holders of the parent in respect of continuing operations	1,394	413	1,434
Tax credit on profit after tax attributable to other equity instrument holders	203	174	128
Profit attributable to equity holders of the parent in respect of continuing operations	1,597	587	1,562

Discontinued operation
(Loss)/profit attributable to ordinary equity holders of the parent in respect of discontinued operations	-	(2,335)	189
Dilutive impact of convertible options in respect of discontinued operations	-	-	(1)
(Loss)/profit attributable to equity holders of the parent in respect of discontinued operations including dilutive impact of convertible options	-	(2,335)	188

Profit/(loss) attributable to equity holders of the parent in respect of continuing and discontinued operations including dilutive impact of convertible options	1,597	(1,748)	1,750

	2018	2017	2016
	million	million	million
Basic weighted average number of shares in issue	17,075	16,996	16,860
Number of potential ordinary shares	308	288	184
Diluted weighted average number of shares	17,383	17,284	17,044

	Basic earnings per share			Diluted earnings per share
	2018	2017	2016	2018	2017	2016
	p	p	p	p	p	p
Earnings/(loss) per ordinary share	9.4	(10.3)	10.4	9.2	(10.1)	10.3
Earnings per ordinary share in respect of continuing operations	9.4	3.5	9.3	9.2	3.4	9.2
(Loss)/earnings per ordinary share in respect of discontinued operation	-	(13.8)	1.1	-	(13.5)	1.1